Investment in Associate - Additional Information (Details) $ in Millions					1 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) $ / shares shares	May 27, 2021 $ / shares shares	Apr. 07, 2021 $ / shares	Apr. 07, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020
i-80 Gold Corp.
Disclosure of associates [line items]
Number of units acquired in private placement financing (in shares) | shares				9,274,384
Price per unit acquired in private placement financing (in dollars per share) | $ / shares			$ 2.60
Payments for private placement financing | $				$ 19.2
Private placement financing, number of common shares per unit (in shares) | shares				1
Private placement financing, number of common shares purchase warrant per unit (in shares) | shares				0.25
Securities called by warrant, price per share (in dollars per share) | $ / shares			$ 3.64
Payments for private placement financing, allocated to shares | $				$ 18.4
Payments for private placement financing, allocated to warrants | $				$ 0.7
Cash advances and loans made to related parties | $					$ 20.7
Cash receipts from repayment of advances and loans made to related parties | $					$ 1.5
Number of shares acquired (in shares) | shares	4,800,000	5,479,536
Purchase price per share (in dollars per share) | $ / shares	$ 2.62	$ 2.60
Non-controlling interest in acquiree recognised at acquisition date | $	$ 21.7
Proportion of ownership interest in associate						25.50%	0.00%
i-80 Gold Corp. | Common Stock
Disclosure of associates [line items]
Number of securities called by warrant (in shares) | shares				1		1
Solaris
Disclosure of associates [line items]
Proportion of ownership interest in associate						0.00%	26.50%
Premier Gold Mines Limited | i-80 Gold Corp.
Disclosure of associates [line items]
Number of shares acquired in business combination (in shares) | shares				41,300,000
Ownership interest in subsidiary				30.00%